Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	11.51
Maximum Aggregate Offering Price	$ 172,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,842.97
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, $0.01 par value per share (the "Common Stock"), that become issuable under the Douglas Emmett, Inc. 2026 Omnibus Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the registrant's receipt of consideration that would increase the number of outstanding shares of Common Stock. Pursuant to Rules 457(c) and (h) under the Securities Act, the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Common Stock on the average of the high and low sale prices of the Common Stock reported on the New York Stock Exchange on August 5, 2026.